CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

6.CASH AND CASH EQUIVALENTS

As at December 31, 2023, cash and cash equivalents totalling $36,332 ($59,924 in 2022) consisted of cash in bank and short-term deposits. As at December 31, 2023, the Company’s cash in bank balance is comprised of $1,277 and $992 U.S. dollars ($1,312). The balance of short-term deposits is comprised of $28,439 and $4,011 U.S. dollars ($5,304).